Annual Fund Operating Expenses - Class A - DWS Equity 500 Index VIP - Class A	May 01, 2021
Operating Expenses:
Management fee	0.20%
Distribution/service (12b-1) fees	none
Other expenses	0.13%
Total annual fund operating expenses	0.33%
Fee waiver/expense reimbursement	0.07%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.26%